Income Taxes (Components of Income Tax) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current provision	$ 173,718		$ 646,131	$ 720,323
Deferred provision (benefit)	(23,310)	52,436	(2,136)	(49,826)
Net income tax provision			$ 643,995	$ 670,497